Consolidated Statements of Financial Position - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Non-current assets:
Property, plant and equipment	¥ 1,989,777	¥ 1,691,229
Goodwill	5,410,067	4,790,723
Intangible assets	4,274,682	4,269,657
Investments accounted for using the equity method	89,831	99,174
Other financial assets	340,777	279,683
Other non-current assets	51,214	63,325
Deferred tax assets	393,865	366,003
Total non-current assets	12,550,212	11,559,794
Current assets:
Inventories	1,209,869	986,457
Trade and other receivables	668,403	649,429
Other financial assets	15,089	20,174
Income taxes receivable	29,207	32,264
Other current assets	168,875	160,868
Cash and cash equivalents	457,800	533,530
Assets held for sale	9,337	15,235
Total current assets	2,558,580	2,397,956
Total assets	15,108,792	13,957,750
Non-current liabilities:
Bonds and loans	4,476,501	4,042,741
Other financial liabilities	687,833	534,269
Net defined benefit liabilities	143,882	127,594
Income taxes payable	4,381	24,558
Provisions	14,373	55,969
Other non-current liabilities	80,938	65,389
Deferred tax liabilities	113,777	270,620
Total non-current liabilities	5,521,684	5,121,138
Current liabilities:
Bonds and loans	367,251	339,600
Trade and other payables	547,521	649,233
Other financial liabilities	143,421	185,537
Income taxes payable	109,906	232,377
Provisions	524,420	508,360
Other current liabilities	619,174	566,689
Liabilities held for sale	1,410	144
Total current liabilities	2,313,103	2,481,940
Total liabilities	7,834,788	7,603,078
Equity:
Share capital	1,676,596	1,676,345
Share premium	1,747,414	1,728,830
Treasury shares	(51,259)	(100,317)
Retained earnings	1,391,203	1,541,146
Other components of equity	2,509,310	1,508,119
Equity attributable to owners of the Company	7,273,264	6,354,122
Non-controlling interests	741	549
Total equity	7,274,005	6,354,672
Total liabilities and equity	¥ 15,108,792	¥ 13,957,750